Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2023	2.750%	4,617,000	4,607,261
08/15/2023	0.125%	9,193,000	8,926,188
08/15/2023	2.500%	1,864,000	1,854,826
08/31/2023	0.125%	10,936,000	10,604,502
08/31/2023	1.375%	5,465,000	5,372,778
08/31/2023	2.750%	1,832,000	1,827,563
09/15/2023	0.125%	7,282,000	7,054,153
09/30/2023	1.375%	4,418,000	4,335,508
09/30/2023	2.875%	4,914,000	4,907,090
10/15/2023	0.125%	5,403,000	5,221,915
10/31/2023	1.625%	4,343,000	4,272,087
10/31/2023	2.875%	3,399,000	3,396,477
11/15/2023	0.250%	7,045,000	6,805,855
11/15/2023	2.750%	7,448,000	7,429,671
11/30/2023	2.125%	4,739,000	4,688,093
11/30/2023	2.875%	4,657,000	4,650,633
12/15/2023	0.125%	6,963,000	6,697,264
12/31/2023	2.250%	3,622,000	3,585,356
12/31/2023	2.625%	5,549,000	5,524,073
01/15/2024	0.125%	6,544,000	6,280,195
01/31/2024	2.250%	2,818,000	2,788,389
01/31/2024	2.500%	5,542,000	5,503,466
02/15/2024	0.125%	10,316,000	9,881,197
02/15/2024	2.750%	6,184,000	6,163,950
02/29/2024	2.125%	4,896,000	4,831,740
02/29/2024	2.375%	7,373,000	7,307,910
03/15/2024	0.250%	10,883,000	10,418,772
03/31/2024	2.125%	6,657,000	6,566,506
03/31/2024	2.250%	5,923,000	5,854,747
04/15/2024	0.375%	6,991,000	6,692,790
04/30/2024	2.000%	3,166,000	3,115,171
04/30/2024	2.250%	3,269,000	3,230,819
05/15/2024	0.250%	7,962,000	7,591,580
05/15/2024	2.500%	6,789,000	6,737,022
05/31/2024	2.000%	6,944,000	6,831,160
06/15/2024	0.250%	10,900,000	10,372,031
06/30/2024	1.750%	3,540,000	3,465,052
06/30/2024	2.000%	2,523,000	2,479,932
07/15/2024	0.375%	4,660,000	4,438,104
07/31/2024	1.750%	5,053,000	4,940,492
07/31/2024	2.125%	7,678,000	7,560,431
08/15/2024	0.375%	5,951,000	5,654,380
08/15/2024	2.375%	6,973,000	6,897,822
08/31/2024	1.250%	6,494,000	6,277,364
08/31/2024	1.875%	7,241,000	7,089,957
09/15/2024	0.375%	5,457,000	5,174,344
09/30/2024	1.500%	4,452,000	4,322,962
10/15/2024	0.625%	2,158,000	2,054,146
10/31/2024	1.500%	4,952,000	4,803,827
10/31/2024	2.250%	3,416,000	3,368,496
11/15/2024	0.750%	4,291,000	4,088,518
11/15/2024	2.250%	2,075,000	2,045,820
11/30/2024	1.500%	2,174,000	2,106,232
11/30/2024	2.125%	346,000	339,972
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/2024	1.000%	6,928,000	6,631,936
12/31/2024	1.750%	1,636,000	1,593,183
12/31/2024	2.250%	1,789,000	1,762,724
01/15/2025	1.125%	5,967,000	5,721,327
01/31/2025	1.375%	6,343,000	6,113,562
01/31/2025	2.500%	2,209,000	2,188,636
02/15/2025	2.000%	5,435,000	5,321,205
02/28/2025	1.125%	3,322,000	3,179,258
02/28/2025	2.750%	5,138,000	5,121,944
03/15/2025	1.750%	5,249,000	5,102,602
03/31/2025	0.500%	3,215,000	3,021,095
03/31/2025	2.625%	3,771,000	3,747,726
04/15/2025	2.625%	4,295,000	4,268,156
04/30/2025	0.375%	4,205,000	3,930,689
04/30/2025	2.875%	3,597,000	3,597,000
05/15/2025	2.125%	5,903,000	5,787,707
05/15/2025	2.750%	4,278,000	4,266,302
05/31/2025	0.250%	5,499,000	5,112,352
05/31/2025	2.875%	5,514,000	5,515,723
06/15/2025	2.875%	6,366,000	6,371,968
06/30/2025	0.250%	6,823,000	6,330,998
06/30/2025	2.750%	3,280,000	3,272,825
07/31/2025	0.250%	9,257,000	8,572,127
07/31/2025	2.875%	2,468,000	2,470,699
08/15/2025	2.000%	10,216,000	9,966,187
08/31/2025	0.250%	8,883,000	8,206,365
08/31/2025	2.750%	4,848,000	4,834,744
09/30/2025	0.250%	8,282,000	7,638,851
09/30/2025	3.000%	3,564,000	3,583,491
10/31/2025	0.250%	7,432,000	6,841,504
10/31/2025	3.000%	3,111,000	3,126,798
11/15/2025	2.250%	6,847,000	6,723,968
11/30/2025	0.375%	4,597,000	4,242,887
11/30/2025	2.875%	3,722,000	3,727,525
12/31/2025	0.375%	7,714,000	7,104,715
01/31/2026	0.375%	9,051,000	8,320,556
01/31/2026	2.625%	4,569,000	4,543,299
02/15/2026	1.625%	5,126,000	4,922,962
02/15/2026	6.000%	2,388,000	2,638,553
02/28/2026	2.500%	4,259,000	4,215,412
03/31/2026	0.750%	7,887,000	7,328,748
03/31/2026	2.250%	4,111,000	4,034,240
04/30/2026	0.750%	7,190,000	6,671,534
04/30/2026	2.375%	3,631,000	3,579,939
05/15/2026	1.625%	5,906,000	5,662,377
05/31/2026	2.125%	4,135,000	4,038,732
06/30/2026	0.875%	1,645,000	1,529,336
06/30/2026	1.875%	3,287,000	3,179,659
07/31/2026	0.625%	6,384,000	5,868,292
07/31/2026	1.875%	3,061,000	2,958,409
08/15/2026	1.500%	6,599,000	6,277,814
08/31/2026	0.750%	4,634,000	4,276,313
08/31/2026	1.375%	2,513,000	2,378,908
09/30/2026	0.875%	5,441,000	5,039,726
09/30/2026	1.625%	1,997,000	1,909,787
Columbia U.S. Treasury Index Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/31/2026	1.625%	2,647,000	2,528,092
11/15/2026	2.000%	6,170,000	5,980,080
11/30/2026	1.625%	3,260,000	3,111,772
12/31/2026	1.250%	7,284,000	6,836,148
12/31/2026	1.750%	2,844,000	2,729,796
01/31/2027	1.500%	5,609,000	5,318,471
02/15/2027	2.250%	5,499,000	5,380,428
02/28/2027	1.125%	1,558,000	1,450,035
02/28/2027	1.875%	3,566,000	3,437,847
03/31/2027	0.625%	2,295,000	2,084,864
03/31/2027	2.500%	2,728,000	2,701,999
04/30/2027	0.500%	3,196,000	2,881,144
04/30/2027	2.750%	6,907,000	6,917,253
05/15/2027	2.375%	6,142,000	6,041,233
05/31/2027	0.500%	3,520,000	3,167,175
05/31/2027	2.625%	6,310,000	6,288,802
06/30/2027	0.500%	5,473,000	4,915,438
07/31/2027	0.375%	8,422,000	7,509,397
08/15/2027	2.250%	7,510,000	7,339,265
08/31/2027	0.500%	4,537,000	4,059,552
09/30/2027	0.375%	9,622,000	8,536,518
10/31/2027	0.500%	12,382,000	11,035,457
11/15/2027	2.250%	5,635,000	5,498,527
11/30/2027	0.625%	11,420,000	10,228,037
12/31/2027	0.625%	5,653,000	5,053,694
01/31/2028	0.750%	10,056,000	9,040,187
02/15/2028	2.750%	8,150,000	8,150,637
02/29/2028	1.125%	9,165,000	8,405,307
03/31/2028	1.250%	8,432,000	7,771,274
04/30/2028	1.250%	9,978,000	9,185,996
05/15/2028	2.875%	7,901,000	7,955,937
06/30/2028	1.250%	4,719,000	4,334,107
07/31/2028	1.000%	8,077,000	7,300,851
08/15/2028	2.875%	7,563,000	7,615,587
08/31/2028	1.125%	7,179,000	6,532,329
09/30/2028	1.250%	5,488,000	5,025,807
10/31/2028	1.375%	6,477,000	5,969,972
11/15/2028	3.125%	7,204,000	7,363,276
11/15/2028	5.250%	993,000	1,134,735
11/30/2028	1.500%	4,376,000	4,062,843
12/31/2028	1.375%	6,195,000	5,714,404
02/15/2029	2.625%	7,205,000	7,164,472
02/15/2029	5.250%	277,000	318,463
02/28/2029	1.875%	7,683,000	7,304,852
03/31/2029	2.375%	3,947,000	3,862,510
04/30/2029	2.875%	4,600,000	4,644,562
05/15/2029	2.375%	6,231,000	6,098,591
05/31/2029	2.750%	3,838,000	3,845,196
08/15/2029	1.625%	6,694,000	6,247,385
11/15/2029	1.750%	5,207,000	4,901,089
02/15/2030	1.500%	7,924,000	7,301,223
05/15/2030	0.625%	11,434,000	9,799,295
05/15/2030	6.250%	2,399,000	2,996,126
08/15/2030	0.625%	13,883,000	11,850,442
11/15/2030	0.875%	14,228,000	12,373,914
02/15/2031	1.125%	12,586,000	11,142,543
02/15/2031	5.375%	1,250,000	1,504,492
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2031	1.625%	12,382,000	11,395,309
08/15/2031	1.250%	14,616,000	12,978,551
11/15/2031	1.375%	14,009,000	12,533,677
02/15/2032	1.875%	9,320,000	8,701,094
05/15/2032	2.875%	10,255,000	10,437,667
02/15/2036	4.500%	729,000	883,799
05/15/2038	4.500%	736,000	898,495
02/15/2039	3.500%	721,000	780,032
05/15/2039	4.250%	1,200,000	1,415,250
08/15/2039	4.500%	1,476,000	1,791,034
11/15/2039	4.375%	1,401,000	1,671,130
02/15/2040	4.625%	1,628,000	2,000,914
05/15/2040	1.125%	5,921,000	4,226,114
05/15/2040	4.375%	1,837,000	2,184,882
08/15/2040	1.125%	8,245,000	5,848,797
08/15/2040	3.875%	3,436,000	3,824,161
11/15/2040	1.375%	8,362,000	6,170,895
11/15/2040	4.250%	3,217,000	3,744,789
02/15/2041	1.875%	8,818,000	7,090,223
02/15/2041	4.750%	1,371,000	1,702,182
05/15/2041	2.250%	6,846,000	5,855,469
05/15/2041	4.375%	852,000	1,005,227
08/15/2041	1.750%	6,519,000	5,088,894
08/15/2041	3.750%	2,049,000	2,215,161
11/15/2041	2.000%	9,307,000	7,595,385
02/15/2042	2.375%	5,649,000	4,915,513
02/15/2042	3.125%	568,000	558,326
05/15/2042	3.000%	1,197,000	1,151,551
05/15/2042	3.250%	2,730,000	2,733,413
08/15/2042	2.750%	1,659,000	1,524,984
11/15/2042	2.750%	2,482,000	2,277,623
02/15/2043	3.125%	1,668,000	1,621,869
05/15/2043	2.875%	3,380,000	3,153,963
08/15/2043	3.625%	2,459,000	2,581,182
11/15/2043	3.750%	2,473,000	2,642,632
02/15/2044	3.625%	2,403,000	2,520,522
05/15/2044	3.375%	2,463,000	2,485,321
08/15/2044	3.125%	2,389,000	2,312,104
11/15/2044	3.000%	2,929,000	2,772,939
02/15/2045	2.500%	3,574,000	3,095,978
05/15/2045	3.000%	1,845,000	1,746,120
08/15/2045	2.875%	1,992,000	1,846,646
11/15/2045	3.000%	1,425,000	1,351,969
02/15/2046	2.500%	2,960,000	2,564,563
05/15/2046	2.500%	3,229,000	2,795,103
08/15/2046	2.250%	3,685,000	3,032,064
11/15/2046	2.875%	1,212,000	1,125,456
02/15/2047	3.000%	3,426,000	3,259,518
05/15/2047	3.000%	2,601,000	2,476,640
08/15/2047	2.750%	3,507,000	3,194,658
11/15/2047	2.750%	3,571,000	3,260,211
02/15/2048	3.000%	4,190,000	4,025,019
05/15/2048	3.125%	4,513,000	4,453,767
08/15/2048	3.000%	4,958,000	4,784,470
11/15/2048	3.375%	5,064,000	5,260,230
02/15/2049	3.000%	5,343,000	5,205,251
05/15/2049	2.875%	5,197,000	4,955,827

2	Columbia U.S. Treasury Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2049	2.250%	4,918,000	4,130,352
11/15/2049	2.375%	4,362,000	3,770,404
02/15/2050	2.000%	7,170,000	5,690,067
05/15/2050	1.250%	9,277,000	6,048,894
08/15/2050	1.375%	10,089,000	6,799,040
11/15/2050	1.625%	9,533,000	6,862,270
02/15/2051	1.875%	10,126,000	7,774,869
05/15/2051	2.375%	9,868,000	8,521,943
08/15/2051	2.000%	7,313,000	5,790,982
11/15/2051	1.875%	6,174,000	4,747,227
02/15/2052	2.250%	6,624,000	5,581,755
05/15/2052	2.875%	3,105,000	3,004,088
Total U.S. Treasury Obligations (Cost $1,251,731,792)			1,173,805,846
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(a),(b)	1,811,020	1,810,114
Total Money Market Funds (Cost $1,809,882)		1,810,114
Total Investments in Securities (Cost: $1,253,541,674)		1,175,615,960
Other Assets & Liabilities, Net		6,742,866
Net Assets		1,182,358,826

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	12,203,954	20,113,081	(30,505,884)	(1,037)	1,810,114	(651)	12,126	1,811,020
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT237_04_M01_(09/22)